As filed with the SEC on January 19, 1999
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.               [ ]
Post-Effective Amendment No. 14          [x]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No.   21          [x]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number:  (800) 544-8888
_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street
Boston, Massachusetts  02109
(Name and address of agent for service)
___________________________________________________________



Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1997, was filed on March 30, 1998.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485 on , pursuant to paragraph (b) (1) (v) of rule 485
    X  60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485
 Page _ of _
 Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A

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
Item N-4 Item                                                                       Heading in Prospectus

Item 1. Cover Page                                                                  Cover Page

Item 2. Definitions                                                                 Glossary

Item 3. Synopsis or Highlights                                                      Summary of the Contract

Item 4.   Condensed Financial Information                                           Accumulation Unit Values

Item 5. General Description of                                                      Facts About Fidelity
                Registrant, Depositor, and                                          Investments Life, The
                Portfolio Companies                                                 Variable Account, and
                                                                                    the Funds

                        a)  Depositor                                               Fidelity Investments
                                                                                    Life

                        b)  Registrant                                              The Variable Account;
                                                                                    The Fixed Account

                        c)  Portfolio Company                                       The Funds

                        d)  Prospectus                                              The Funds

                        e)  Voting                                                  Voting Rights

                        f)  Administrator                                           Charges

Item 6. Deductions and Expenses                                                     Charges

                        a)  Deductions                                              Charges; Premium Taxes

                        b)  Sales load                                              Withdrawal Charge

                        c)  Special purchase plans                                  Special Provisions
                                                                                    Applicable to Sales
                                                                                    under Sponsored
                                                                                    Arrangements; Automatic
                                                                                    Deduction Plan; Dollar
                                                                                    Cost Averaging

                        d)  Commissions                                             Selling the Contracts

                        e)  Portfolio company deductions
                            and expenses                                            Charges

                        f)  Registrant's expenses                                   Charges

Item 7. General Description of Variable
                Annuity Contracts

                        a)  Rights                                                  Summary of the Contract;
                                                                                    Investment Allocation of
                                                                                    Your Purchase Payments;
                                                                                    Withdrawals; Death
                                                                                    Benefit; Selection of
                                                                                    Annuity Income Options;
                                                                                    Reports to Owners;
                                                                                    Voting Rights; Other
                                                                                    Contract Provisions

                         b)  Provisions and limitations                             Investment Allocation of
                                                                                    Your Purchase Payments

                         c)  Changes in contracts or                                Changes in Investment
                             operations                                             Options

                         d)  Contract owner inquiries                               Cover Page

Item 8.  Annuity Period

                         a)  Level of benefits                                      Fixed, Variable or
                                                                                    Combination Annuity
                                                                                    Income Options; Types of
                                                                                    Annuity Income Options

                         b)  Annuity commencement date                              Annuity Date

                         c)  Annuity payments                                       Types of Annuity Income
                                                                                    Options

                         d)  Assumed investment return                              Fixed, Variable or
                                                                                    Combination Annuity
                                                                                    Income Options

                         e)  Minimums                                               Types of Annuity Income Options

                         f)  Rights to change options or                            Investment Allocation of
                             transfer contract value                                Your Purchase Payments

Item 9.   Death Benefit

                         a)  Death benefit calculation                              Death Benefit

                         b)  Forms of benefits                                      Death Benefit; Types of
                                                                                    Annuity Income Options

Item 10. Purchases and Contract Values

                         a)  Procedures for purchases                               Purchase of a Contract

                         b)  Accumulation unit value                                Accumulation Units

                         c)  Calculation of accumulation                            Accumulation Units
                             unit value

                         d)  Principal underwriter                                  Selling the Contracts

Item 11. Redemptions

                         a)  Redemption procedures                                  Withdrawals

                         b)  Texas Optional Retirement                              Not Applicable
                             Program

                         c)  Delay                                                  Postponement of
                                                                                    Payment

                         d)  Lapse                                                  Not Applicable

                         e)  Revocation rights                                      Free Look Privilege

Item 12. Taxes

                         a)  Tax Consequences                                       Tax Considerations; Contract Values
                                                                                    and Proceeds; Required Distributions
                                                                                    Upon Death

                         b)  Qualified plans                                        Purchase of A Contract;
                                                                                    Tax Considerations

                         c)  Impact of taxes                                        Tax Considerations

Item 13. Legal Proceedings                                                          Litigation

Item 14. Table of Contents for                                                      Table of Contents for
         Statement of Additional                                                    Statement of Additional
         Information                                                                Information

Part B                                                                              Heading in Statement of
Form N-4 Item                                                                       Additional Information

Item 15.  Cover Page                                                                 Cover Page

Item 16.  Table of Contents                                                         Table of Contents

Item 17.  General Information and
          History

                          a)  Name change                                           Fidelity Investments Life
                                                                                    (Prospectus)

                          b)  Attribution of Assets                                 Not Applicable

                          c)  Control of Depositor                                  Fidelity Investments Life
                                                                                    (Prospectus)

Item 18. Services

                          a)  Fees, expenses and costs                              Charges (Prospectus)

                          b)  Management - related                                  Not Applicable

                          c)  Custodian and independent                             Independent Accountants
                              public accountant

                          d)  Other custodianship                                   Safekeeping of Account
                                                                                    Assets

                          e)  Administrative servicing                              Fidelity Investments Life
                              agent                                                 (Prospectus); The Variable Account
                                                                                    (Prospectus)

                          f)  Depositor as principal                                Not Applicable
                              underwriter

Item 19. Purchase of Securities Being
         Offered

                          a)  Manner of Offering                                    Distribution of the
                          Contracts; Selling the
Contracts (Prospectus)

                          b)  Sales load                                            Withdrawal Charge  (Prospectus)

Item 20. Underwriters

                          a)  Depositor or affiliate as                             Selling the Contracts
                              principal underwriter                                 (Prospectus)

                          b)  Continuous offering                                   Distribution of Contracts

                          c)  Underwriting commissions                              Not Applicable

                          d)  Payments to underwriter                               Not Applicable

Item 21. Calculation of Performance Data                                            Performance

Item 22. Annuity Payments                                                           Fixed Annuity Income
                                                                                    Payments; Variable
                                                                                    Annuity Income Payments;
                                                                                    Unavailability of
                                                                                    Annuity Income Payments
                                                                                    in Certain Circumstances


Item 23. Not Applicable.

PROSPECTUS

FIDELITY RETIREMENT RESERVES

INTRODUCTION

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", "we" or "us"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an individual retirement annuity ("IRA") under
Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

INVESTMENT OPTIONS

You may direct your money to one or more of the twenty-eight Subaccounts of Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may also direct part or all of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").
The variable Subaccounts invest in the mutual fund portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") MANAGES EACH OF THE FIDELITY FUNDS.
The variable Subaccounts also invest in the portfolios of other mutual funds managed by MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT, INC. ("MSDW INVESTMENT MANAGEMENT"), PILGRIM BAXTER & ASSOCIATES, LTD. or PILGRIM BAXTER VALUE INVESTORS, INC. ("PBHG"), STONG CAPITAL MANAGEMENT, INC. ("STRONG"), and WARBURG PINCUS ASSET MANAGEMENT, INC. ("WARBURG PINCUS") ("Other Funds").
All mutual fund portfolios available in this prospectus are collectively known as the "Funds".
We may add additional Subaccounts and portfolios in the future. We credit interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.
LEGAL INFORMATION
This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information dated March 20, 1999. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 800-544-2442 or by accessing the SEC internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page
 .
NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.
THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.
FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:
Nationally  800-544-2442
Date: March 20, 1999

PROSPECTUS CONTENTS

Glossary                                                       iv

Summary of the Contract                                        11

FACTS ABOUT FILI, THE VARIABLE ACCOUNT AND THE FUNDS

Fidelity Investments Life                                      19

The Variable Account                                           19

The Funds                                                      114

FACTS ABOUT THE CONTRACT

Purchase of a Contract                                         26

Free Look Privilege                                            27

Investment Allocation of Your Purchase Payments                27

Withdrawals                                                    28

Signature Guarantee                                            29

Charges                                                        29

Death Benefit                                                  40

Required Distributions Upon Death                              30

Annuity Date                                                   31

Selection of Annuity Income Options                            31

Fixed, Variable, or Combination Annuity Income Options         31

Types of Annuity Income Options                                31

Reports to Owners                                              31

THE FIXED ACCOUNT

The Fixed Account                                              32

MORE ABOUT THE CONTRACT

Tax Considerations                                             32

Other Contract Provisions                                      33

Selling the Contracts                                          34

Automatic Deduction Plan                                       34

Special Provisions For Sponsored Arrangements                  34

Dollar Cost Averaging                                          34

Automatic Rebalancing                                          34

Postponement of Payment                                        35

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

Changes in Investment Options                                  35

Net Rate of Return for a Subaccount                            35

Voting Rights                                                  35

Resolving Material Conflicts                                   35

Performance                                                    35

Litigation                                                     36

Appendix A: Accumulation Units                                 37

Table of Contents of the Statement of Additional Information   45



GLOSSARY

ACCUMULATION UNIT - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.
ANNUITANT - The person designated by the Contract Owner, upon whose life annuity payments are based.
ANNUITY CONTRACT OR CONTRACT - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.
ANNUITY DATE - The date when annuity payments begin.
ANNUITY UNIT - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.
BENEFICIARY OR BENEFICIARIES- The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant. CASH SURRENDER VALUE - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.
CODE - The Internal Revenue Code of 1986, as amended.
CONTRACT ANNIVERSARY - The same day and month as the Contract Date in each later year.
CONTRACT DATE - The date your Contract becomes effective. It will be stated in your Contract.
CONTRACT OWNER(S) OR YOU - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.
CONTRACT VALUE - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.
CONTRACT YEAR - A year that starts on the Contract Date or on a Contract Anniversary.
DEATH BENEFIT - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.
FIXED ACCOUNT - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account".
INVESTMENT OPTIONS - The Subaccounts.
IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.
NET RATE OF RETURN - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. QUALIFIED CONTRACT - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.
SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.
VALUATION PERIOD - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT - Fidelity Investments Variable Annuity Account I.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT


PURPOSE
(small solid bullet) This variable annuity contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
(small solid bullet) The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
(small solid bullet) There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
(small solid bullet) The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
(small solid bullet) We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:
(1) on a NON-QUALIFIED basis;
(2) on a QUALIFIED basis as an individual retirement annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities or IRAs; or
(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).
NON-QUALIFIED CONTRACT
We require an initial minimum of $2,500 to purchase a Non-qualified Contract. You may also make additions to a Non-qualified Contract before annuity payments begin (the "Annuity Date"). Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.
QUALIFIED CONTRACT
We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additions to a Qualified Contract as long as each addition is at least $2,500. Some Contracts may have lower minimums.
INVESTMENT OPTIONS
Your may direct your money to the Subaccounts of the Variable Account and/or to the Fixed Account. MONEY ALLOCATED TO THE VARIABLE ACCOUNT WILL BE INVESTED IN THE MONEY MARKET SUBACCOUNT UNTIL THE END OF THE "FREE LOOK" PERIOD, WHICH IS GENERALLY FIFTEEN DAYS AFTER WE MAIL THE CONTRACT TO YOU. SEE INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS on page .
There are currently twenty-eight variable Subaccounts.
(small solid bullet) Five Subaccounts invest in the shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers a Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio.
(small solid bullet) Five Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers an Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio.
(small solid bullet) Three Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers a Growth & Income Portfolio, Balanced Portfolio, and Growth Opportunities Portfolio.
(small solid bullet) The remaining Investment Options invest in shares of one of the mutual fund portfolios of MSDW Investment Management, PBHG, Strong or Warburg Pincus.
Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at interest rates that vary from time to time. WITHDRAWALS
You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes, if you surrender your Contract.
During the first five Contract Years, we may subject the withdrawal to a contingent deferred sales charge. This charge is a maximum of 5% of the amount of purchase payments withdrawn in the first Contract Year. The contingent deferred sales charge decreases 1% per year until it disappears after five Contract Years.
However, in each of the first five Contract years you may withdraw up to 10% of your purchase payments without incurring such a charge. In certain circumstances, Fidelity Investments Life may waive the contingent deferred sales charge. See WITHDRAWAL CHARGE on page . The maximum partial withdrawal is one that, along with any applicable withdrawal charge, would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a Federal penalty tax as well as to Federal income tax. See TAX CONSIDERATIONS on page .
ANNUITY INCOME OPTIONS
You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose any of these annuity income options to be paid on (1) a FIXED basis, (2) a VARIABLE basis, or (3) a COMBINATION of both. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page .
(small solid bullet) If you elect a FIXED income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
(small solid bullet) If you elect a VARIABLE income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
(small solid bullet) If you elect a COMBINATION OF FIXED AND VARIABLE income, a portion of your income payment will be fixed, and a portion will vary according to investment performance of the selected Subaccounts.
On the Annuity Date the Annuitant becomes the Owner of the Contract.
DEATH BENEFIT
In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See DEATH BENEFIT on page 40. In the event that any Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See REQUIRED DISTRIBUTIONS UPON DEATH on page .
CHARGES
In addition to the contingent deferred sales charge, we assess the following charges:
(1) ANNUAL MAINTENANCE CHARGE. This charge is currently set at $30 per year and guaranteed not to exceed $50 per year.
(small solid bullet) Before the Annuity Date, we deduct this charge from your Contract Value.
(small solid bullet) After the Annuity Date, we deduct this charge from each annuity income payment on a pro rata basis.
(small solid bullet) We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.
(2) DAILY ADMINISTRATIVE CHARGE. We also make a daily charge (equivalent to an effective annual rate of .05%) against the assets of each variable Subaccount for administrative expenses.
(3) MORTALITY AND EXPENSE RISK CHARGE. We assess a daily asset charge (equivalent to an effective annual rate of not more than 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.
(4) PREMIUM TAXES. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes. See CHARGES on page .
(5) FUNDS' EXPENSES. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.
For further information see CHARGES on page 34.
FREE LOOK PRIVILEGE
You may return your Contract for a refund within 10 days after you receive the Contract. We will refund your purchase payment or, if greater, your Contract Value plus any amount deducted from your payment prior to allocation to the Variable Subaccounts or the Fixed Account. When you are replacing an existing insurance product with the Contract, the free look period will be extended to at least 20 days. This provision may vary by state. See FREE LOOK PRIVILEGE on page . IMPORTANT
This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract together with its attached application constitutes the entire agreement between you and us and should be retained.
The Following page contains the various investment options available to you under the Contract.

                     FIDELITY RETIREMENT RESERVES
Guaranteed Account   Company          Variable Account

Guaranteed Interest  FIDELITY         Asset Manager Portfolio

                                      Money Market Portfolio

                                      Investment Grade Bond Portfolio

                                      Equity-Income Portfolio

                                      Growth Portfolio

                                      High Income Portfolio

                                      Overseas Portfolio

                                      Index 500 Portfolio

                                      Asset Manager: Growth Portfolio

                                      Contrafund Portfolio

                                      Growth Opportunities Portfolio

                                      Balanced Portfolio

                                      Growth & Income Portfolio

                     MORGAN STANLEY   Emerging Markets Debt Portfolio
                     DEAN WITTER      Emerging Markets Equity Portfolio

                                      Global Equity Portfolio

                                      International Magnum Portfolio

                     PBHG             Select 20 Portfolio

                                      Growth II Portfolio

                                      Large Cap Value Portfolio

                                      Small Cap Value Portfolio

                                      Technology & Communications
                                      Portfolio

                     STRONG           Discovery Fund II Portfolio

                                      Growth Fund II Portfolio

                                      Opportunity Fund II Portfolio

                     WARBURG PINCUS   International Equity Portfolio

                                      Post-Venture Capital Portfolio

                                      Small Company Growth Portfolio


FEE TABLE
This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or Federal income tax expenses that are determined solely from the amount of premiums received. We generally deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any Federal income tax expense. See CHARGES on page of the prospectus for additional information. CONTRACT OWNER EXPENSES (as a percentage of purchase payments)

Sales Charge Imposed on Purchases                                 0.00%

Maximum Contingent Deferred Sales Charge (1)                      5.00%

Surrender Charge                                                  0.00%

Exchange Fee                                                      0.00%

ANNUAL MAINTENANCE CHARGE (2)                                    $ 30.00

   SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)



Mortality and Expense Risk Charge                                 0.75%

Account Fees and Expenses:

  Administrative Charge                                           0.05%

Total Separate Account Annual Expenses                            0.80%

(1) The maximum CONTINGENT DEFERRED SALES CHARGE decreases 1% each year so there is no charge after 5 years. Each year you may withdraw up to 10% of total purchase payments without a contingent deferred sales charge. We base the contingent deferred sales charge solely on the Contract Year - additional purchase payments do not cause the contingent deferred sales charge percentages to start over. We may reduce or waive the contingent deferred sales charge for Contracts issued under certain sponsored arrangements.
(2) The ANNUAL MAINTENANCE CHARGE is a single $30 charge each year. We deduct this charge proportionally from the investment options in use at the time of the charge. We currently waive the annual maintenance charge for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. We may reduce or waive this charge for Contracts issued under certain sponsored arrangements. In the examples, the annual maintenance charge is approximated as a 0.02% annual asset charge based on the experience of the Contracts.

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

FIDELITY1                   MANAGEMENT  OTHER     TOTAL
                            FEES        EXPENSES  ANNUAL
                                                  EXPENSES

ASSET MANAGER                0.55%       0.10%     0.65%


MONEY MARKET                 0.21%       0.10%     0.31%

INVESTMENT GRADE BOND        0.44%       0.14%     0.58%


HIGH INCOME                  0.59%       0.12%     0.71%

EQUITY-INCOME                0.50%       0.08%     0.58%

INDEX 500                    0.24%       0.04%     0.28%2

GROWTH                       0.60%       0.09%     0.69%

OVERSEAS                     0.75%       0.17%     0.92%

ASSET MANAGER: GROWTH        0.60%       0.17%     0.77%

CONTRAFUND                   0.60%       0.11%     0.71%

GROWTH OPPORTUNITIES         0.60%       0.14%     0.74%

BALANCED                     0.45%       0.16%     0.61%

GROWTH & INCOME              0.49%       0.21%     0.70%

MORGAN STANLEY DEAN WITTER

EMERGING MARKETS DEBT        0.09%       1.21%     1.30%3

EMERGING MARKETS EQUITY      0.00%       1.75%     1.75%3

GLOBAL EQUITY                0.00%       1.15%     1.15%3

INTERNATIONAL MAGNUM         0.00%       1.15%     1.15%3

PBHG

SELECT 20                    0.61%       0.59%     1.20%4

GROWTH II                    0.61%       0.59%     1.20%4

LARGE CAP VALUE              0.05%       0.95%     1.00%4

SMALL CAP VALUE              0.74%       0.46%     1.20%4

TECHNOLOGY &                 0.58%       0.62%     1.20%4
COMMUNICATIONS

STRONG

DISCOVERY FUND II            1.00%       0.18%     1.18%

GROWTH FUND II               1.00%       0.20%     1.20%5

OPPORTUNITY FUND II          1.00%       0.15%     1.15%

WARBURG PINCUS

INTERNATIONAL EQUITY         1.00%       0.35%     1.35%6

POST-VENTURE CAPITAL         1.07%       0.33%     1.40%6

SMALL COMPANY GROWTH         0.90%       0.24%     1.14%6

1) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent so that interest earned on uninvested cash balances was used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for Equity-Income Portfolio, .67% for Growth Portfolio, .90% for Overseas Portfolio,
 .64% for Asset Manager Portfolio, .68% for Contrafund Portfolio, .76% for Asset Manager: Growth Portfolio, .73% for Growth Opportunities Portfolio, .60% for Balanced Portfolio and .71% for High Income Portfolio.
2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management fee, other expenses and total expenses would have been .27%, .13% and
 .40%, respectively.
3) MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net assets. MSDW Investment Management may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.26%, 2.06%; Emerging Markets Equity Portfolio - 1.25%, 2.62%,
4.12%%; Global Equity Portfolio - 0.80%, 1.63%, 2.43%; International Magnum Portfolio - 0.80%, 1.98%, 2.78%.
4) PILGRIM BAXTER & ASSOCIATES, LTD. (the "Adviser") has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than of the 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Large Cap Value Portfolio, through December 31, 1998. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such waivers of Advisory fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1998. Absent such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Growth II, Small Cap Value, Large Cap Value, Technology & Communications and Select 20 Portfolios would be 0.85% and 1.44%; 1.00% and 1.46%; .65% and 1.60%; .85% and 1.47%; and
 .85% and 1.44%, respectively.
5) STRONG CAPITAL MANAGEMENT, INC., the investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
6) MANAGEMENT FEES, OTHER EXPENSES and TOTAL ANNUAL EXPENSES for the International Equity, Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 1997, net any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.25% and 0.90%; Other Expenses would have equalled 0.40%, 0.33% and 0.27%; and Total Annual Expenses would have equalled 1.40%, 1.58% and 1.15% for the International Equity and Small Company Growth Portfolios, respectively. The Portfolios' investment Adviser and co-administrator have undertaken to limit each Portfolio's Total Annual Expenses to the limits shown in the table above through December 31, 1998.

EXAMPLES

If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses if you surrendered your Contract after the number of years indicated, or if you annuitize your contract during the first year.

FIDELITY                       ONE    THREE   FIVE   TEN
                               YEAR   YEARS   YEARS  YEARS

ASSET MANAGER                  $ 62   $ 76    $ 90   $ 176

MONEY MARKET                    58     66      72     137

INVESTMENT GRADE BOND           61     74      87     168

HIGH INCOME                     62     78      93     182

EQUITY-INCOME                   61     74      87     168

GROWTH                          62     78      92     180

OVERSEAS                        64     85      104    205

INDEX 500                       58     65      71     134

ASSET MANAGER: GROWTH           63     80      97     189

CONTRAFUND                      62     78      93     182

GROWTH OPPORTUNITIES            63     79      95     186

BALANCED                        61     75      88     171

GROWTH & INCOME                 62     78      93     181

MORGAN STANLEY DEAN WITTER

EMERGING MARKETS DEBT           68     96      124    245

EMERGING MARKETS EQUITY         72     109     147    290

GLOBAL EQUITY                   67     92      116    230

INTERNATIONAL MAGNUM            67     92      116    230

PBHG

GROWTH II                       67     93      119    235

LARGE CAP VALUE                 65     87      109    214

SELECT 20                       67     93      119    235

SMALL CAP VALUE                 67     93      119    235

TECHNOLOGY & COMMUNICATIONS     67     93      119    235

STRONG

DISCOVERY FUND II               67     93      118    233

GROWTH FUND II                  67     93      119    235

OPPORTUNITY FUND II             67     92      116    230

WARBURG PINCUS

INTERNATIONAL EQUITY            68     98      126    250

POST-VENTURE CAPITAL            69     99      129    255

SMALL COMPANY GROWTH            66     91      116    229

If you do not surrender your Contract or if you annuitize after the first contract year, here is what your total expenses would be on a $1,000 investment, assuming a 5% annual return on your assets:

FIDELITY                       ONE    THREE   FIVE   TEN
                               YEAR   YEARS   YEARS  YEARS

ASSET MANAGER                  $ 15   $ 46    $ 80   $ 176

MONEY MARKET                    12     36      62     137

INVESTMENT GRADE BOND           14     44      77     168

HIGH INCOME                     16     48      83     182

EQUITY-INCOME                   14     44      77     168

GROWTH                          15     48      82     180

OVERSEAS                        18     55      94     205

INDEX 500                       11     35      61     134

ASSET MANAGER: GROWTH           16     50      87     189

CONTRAFUND                      16     48      83     182

GROWTH OPPORTUNITIES            16     49      85     186

BALANCED                        15     45      78     171

GROWTH & INCOME                 15     48      83     181

MORGAN STANLEY DEAN WITTER

EMERGING MARKETS DEBT           22     66      114    245

EMERGING MARKETS EQUITY         26     80      137    290

GLOBAL EQUITY                   20     62      106    230

INTERNATIONAL MAGNUM            20     62      106    230

PBHG

GROWTH II                       21     63      109    235

LARGE CAP VALUE                 18     57      99     214

SELECT 20                       21     63      109    235

SMALL CAP VALUE                 21     63      109    235

TECHNOLOGY & COMMUNICATIONS     21     63      109    235

STRONG

DISCOVERY FUND II               20     63      108    233

GROWTH FUND II                  21     63      109    235

OPPORTUNITY FUND II             20     62      106    230

WARBURG PINCUS

INTERNATIONAL EQUITY            22     68      116    250

POST-VENTURE CAPITAL            23     69      119    255

SMALL COMPANY GROWTH            20     62      106    229


(small solid bullet) These figures illustrate the combined effect of all current charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(small solid bullet) The Other Funds' annual expenses and these examples are based on data provided by the Other Funds. The company has no reason to doubt the accuracy or completeness of that data, but the company has not verified the Other Funds' figures. In preparing the Other Funds' expense table and examples above, the company has relied on the figures provided by the Other Funds.

FACTS ABOUT FIDELITY INVESTMENTS LIFE, THE VARIABLE ACCOUNT,
AND THE FUNDS

FIDELITY INVESTMENTS LIFE
Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the state of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.
THE VARIABLE ACCOUNT
Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.
We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.
There are currently twenty-eight Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund II. Three portfolios invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. There are currently 15 other investment options offered by four different mutual fund investment Advisers.

THE FUNDS
FIDELITY:
The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each is an open-end, diversified management investment company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund.
The investment objectives of the Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.
VARIABLE INSURANCE PRODUCTS FUND
VIP MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE. Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
(small solid bullet) Investing more than 25% of total assets in the financial services industry.
(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.
INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
VIP HIGH INCOME PORTFOLIO
INVESTMENT OBJECTIVE. High Income Portfolio seeks a high level of current income. Growth of capital may also be considered.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.
(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.
(small solid bullet) Investing in companies in troubled or uncertain financial condition.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. VIP EQUITY-INCOME PORTFOLIO
INVESTMENT OBJECTIVE. Equity-Income Portfolio seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.
VIP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE. Growth Portfolio seeks capital appreciation. PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to investments in smaller, less well-known companies with higher than average price/earnings ratios. The fund invests for growth and does not pursue an income strategy.
VIP OVERSEAS PORTFOLIO
INVESTMENT OBJECTIVE. Overseas Portfolio seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing at least 65% of total assets in foreign securities.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.
INVESTOR PROFILE AND RISK:
(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.
VARIABLE INSURANCE PRODUCTS FUND II
VIP II ASSET MANAGER PORTFOLIO
INVESTMENT OBJECTIVE. Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%). (small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors evaluating and each security's current price relative to estimated long-term value in selecting investments. INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.
VIP II INVESTMENT GRADE BOND PORTFOLIO
INVESTMENT OBJECTIVE. Investment Grade Bond Portfolio seeks a high level of current income.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.
(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.
INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index. VIP II INDEX 500 PORTFOLIO
INVESTMENT OBJECTIVE. Index 500 Portfolio seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.
PRINCIPAL INVESTMENT STRATEGIES:
BT's (a New York banking corporation) principal investment strategies include:
(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.
(small solid bullet) Lending securities to earn income for the fund. (small solid bullet) Because the Fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the Fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.
INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.
VIP II ASSET MANAGER: GROWTH PORTFOLIO
INVESTMENT OBJECTIVE. Asset Manager: Growth Portfolio seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments. PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments. INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.
VIP II CONTRAFUND PORTFOLIO
INVESTMENT OBJECTIVE. Contrafund Portfolio seeks capital appreciation. PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.
VARIABLE INSURANCE PRODUCTS FUND III
VIP III GROWTH & INCOME PORTFOLIO
INVESTMENT OBJECTIVE. Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.
VIP III GROWTH OPPORTUNITIES PORTFOLIO
INVESTMENT OBJECTIVE. Growth Opportunities Portfolio seeks to provide capital growth.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases, and adverse issuer, political, regulatory, market or economic developments.
(small solid bullet) Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers.
VIP III BALANCED PORTFOLIO
INVESTMENT OBJECTIVE. Balanced Portfolio seeks both income and growth of capital.
PRINCIPAL INVESTMENT STRATEGIES:
(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.
(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
(small solid bullet) Investing in domestic and foreign issuers.
(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.
INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.
MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
EMERGING MARKETS DEBT PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers located in emerging market countries. (small solid bullet) The Portfolio seeks those securities which provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived credit worthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.
(small solid bullet) Under normal market conditions, the Portfolio will invest a large portion of its total assets in Government Fixed Income Securities, including: (1) Loan Participations and Assignments between governments and financial institutions; (2) securities issued by government owned, controlled or sponsored entities; and (3) securities of entities organized to restructure outstanding debt of such issuers.
(small solid bullet) In selecting Emerging Market Country Fixed Income Securities for the Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") examines yield curves and instrument specific criteria, including (1) maturity and duration;
(2) spreads; (3) the prospects for restructuring an issuer's debts;
(4) real interest rates; and (5) currency valuations. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. MSDW Investment Management may use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.
(small solid bullet) As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the universe of emerging market countries in which it invests.
INVESTOR PROFILE
(small solid bullet) The Emerging Market Debts Portfolio may be appropriate for those who seek a high level of current income from Emerging Market Country Securities that are Fixed Income Securities, while holding the potential for capital appreciation.
EMERGING MARKETS EQUITY PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of emerging market country issuers with a focus on those in which MSDW Investment Management believes the economies are developing strongly and the markets are becoming more sophisticated.
(small solid bullet) Under normal market conditions, the Portfolio will invest a large percentage of its total assets in Emerging Market Country Equity Securities.
(small solid bullet) There are currently over 150 countries which, in the opinion of MSDW Investment Management, are generally considered to be emerging or developing countries by the international financial community.
(small solid bullet) As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests.
INVESTOR PROFILE
(small solid bullet) The Portfolio may be appropriate for those who seek to achieve long-term capital appreciation by investing in Emerging Market Country Securities. By including emerging market country investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities in emerging market countries.
GLOBAL EQUITY PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers and issuers in emerging market countries. The Portfolio uses an approach that is oriented to the selection of individual stocks that MSDW Investment Management believes are undervalued relative to their intrinsic assets and cash flow.
(small solid bullet) Under normal circumstances, a substantial amount of the total assets of the Portfolio will be invested in Equity Securities. The Portfolio will invest a lesser percentage of its assets in Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States.
(small solid bullet) MSDW Investment Management's approach is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, MSAM initially identifies those stocks that it believes to be undervalued based on the issuer's price-to-book value, price-to-cash flow, and other value-oriented criteria. MSAM then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model.
(small solid bullet) In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of MSAM located in Geneva, Switzerland. INVESTOR PROFILE
(small solid bullet) The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets throughout the world, including the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world.
INTERNATIONAL MAGNUM PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries, pursuant to weightings determined by MSDW Investment Management.
(small solid bullet) The countries in which the Portfolio will primarily invest are those comprising the Morgan Stanley Capital International EAFE Index, which include Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country", and collectively the "EAFE countries").
(small solid bullet) The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries. Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.
INVESTOR PROFILE
(small solid bullet) The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world.

PBHG
SELECT 20 PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Select 20 Portfolio, a non-diversified Portfolio, seeks long-term growth of capital.
(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65%of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.
(small solid bullet) These equity securities may include common stocks, warrants and rights to purchase common stocks, and convertible securities.
(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value (positive or negative) of a single holding may be magnified.
GROWTH II PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks capital appreciation.
(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65%of its total assets in common stocks and convertible securities of small and medium sized growth companies that, in the Adviser's opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalizations or annual revenues under $4 billion.
(small solid bullet) The Adviser considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great. The Portfolio emphasizes growth companies, so it may be more volatile than the stock market in general, as measured by the S&P's 500. In managing the Portfolio, the Adviser may respond to a company's near-term earnings trend. As a result, Portfolio turnover may be high.
LARGE CAP VALUE PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.
(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified Portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are undervalued or overlooked by the market. These equity securities may include common stocks, preferred stocks, warrants, rights and convertible securities.
(small solid bullet) To determine whether a company is undervalued, the Adviser and Sub-Adviser use their own research, computer models and proprietary measures of value. They consider factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. SMALL CAP VALUE PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.
(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of undervalued companies whose market capitalizations are within the range of the Russell 2000 index.
(small solid bullet) To determine whether a company is undervalued, the Adviser and Sub-Adviser use their own research, computer models and proprietary measures of value. They consider factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. TECHNOLOGY & COMMUNICATIONS PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.
(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology-or communication-related products and services.
These companies may be in different industries, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental.
(small solid bullet) The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or are positioned to take advantage of cutting-edge developments.
(small solid bullet) The Portfolio's holdings may range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.

STRONG
DISCOVERY FUND II PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Discovery Fund II Portfolio seeks capital growth.
(small solid bullet) The Fund invests in securities that the Adviser believes represent attractive growth opportunities.
(small solid bullet) The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation. (small solid bullet) The Fund may invest up to 100% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
(small solid bullet) The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. (small solid bullet) The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts.
(small solid bullet) The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.
GROWTH FUND II PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Growth Fund II Portfolio seeks capital growth.
(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.
(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.
(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. (small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.
(small solid bullet) The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.
(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development and marketing; and (f) stable, capable management.
OPPORTUNITY FUND II PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Opportunity Fund II Portfolio seeks capital growth.
(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.
(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.
(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.
(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate-to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.
(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.
(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.
(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts. (small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS
INTERNATIONAL EQUITY PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks long-term capital appreciation.
(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting business outside the United States.
(small solid bullet) The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.
(small solid bullet) The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries, but may from time to time may invest a significant portion of its assets in a single country.
(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.
(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.
(small solid bullet) The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.
RISK. In addition to risks associated with equity securities, international investment entails special risk considerations, including currency fluctuations, lower liquidity, economic instability, political uncertainty and differences in accounting methods.
POST-VENTURE CAPITAL PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) Post-Venture Capital Portfolio seeks long-term growth of capital.
(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. companies considered to be in their post-venture capital stage of development. (small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies."
A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company.
In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.
(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.
(small solid bullet) Up to 10% of the Portfolio's assets may be invested in assets of companies expected to experience "special situations", such as mergers or reorganizations.
(small solid bullet) Up to 20% of the Portfolio's assets may be invested in foreign securities.
RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and special-situation companies. The Portfolio employs aggressive strategies and may not be appropriate for all investors.
SMALL COMPANY GROWTH PORTFOLIO
OBJECTIVE AND STRATEGY
(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.
(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continued to be considered small for purposes of the Portfolio's investment policies.
(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) may be companies providing products or services with a high unit volume growth rate.
(small solid bullet) The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.
(small solid bullet) Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.
RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up and special-situation companies.

FIDELITY FUNDS AVAILABILITY TO SEPARATE ACCOUNTS
Shares of the Fidelity Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Fidelity Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page .

THE INVESTMENT ADVISERS
FIDELITY
The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1998, it advised funds having more than 34 million shareholder accounts with a total value of more than $529 billion. The portfolios of the Fidelity Funds, as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of the Funds' expenses.. Fidelity Investments Money Management, Inc. (FIMM), a subsidiary of FMR, chooses investments for Money Market Portfolio and Investment Grade Bond Portfolio. FIMM also chooses certain types of investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. BT, a New York banking corporation, is a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers Trust New York Corporation). BT currently serves as sub-adviser to Index 500 Portfolio and manages the Fund's portfolio.
MORGAN STANLEY
The investment Adviser for the Morgan Stanley Universal Funds, Inc. is Morgan Stanley Dean Witter Investment Management Inc., which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. MSDW Investment Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as, to employee benefit plans, endowment funds, foundations and other institutional investors. MSDW Investment Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.
PBHG
The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.
STRONG
The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.
WARBURG PINCUS
The investment Adviser for the Warburg Pincus Funds is Warburg Pincus Asset Management, Inc. Incorporated in 1970, Warburg Pincus is indirectly controlled by Warburg, Pincus & Co. ("WP&Co."), which Warburg G.P has no business other than being a holding company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.
IMPORTANT
You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special Federal income tax treatment ("Qualified Contracts").
(small solid bullet) Generally, you may purchase a QUALIFIED CONTRACT only in connection with a "rollover" of funds from a qualified plan, tax sheltered annuity or IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See TAX CONSIDERATIONS on page .
(small solid bullet) To purchase a NON-QUALIFIED CONTRACT, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the annuitant must be no older than 85 years old).
(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENTS
If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.
Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.
A NON-QUALIFIED CONTRACT may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original contract for a new contract with a purchase price equal to the contract value of the original contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus. For example, the withdrawal charge is subject to special rules. See WITHDRAWAL CHARGE on page .
(small solid bullet) ADDITIONAL PAYMENTS TO CONTRACTS
You may add money to a NON-QUALIFIED CONTRACT during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See AUTOMATIC DEDUCTION PLAN on page . Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS on page .
You may make additional payments to a QUALIFIED CONTRACT of additional rollover contributions from a qualified plan, tax sheltered annuity or IRA. See TAX CONSIDERATIONS on page . The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.
After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See ACCUMULATION UNITS on page
 .
Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See THE FIXED ACCOUNT on page .
We may limit the maximum amount of initial or subsequent payments that we will accept.
FREE LOOK PRIVILEGE
You may return your Contract for a refund within 10 days (or longer where required by applicable state insurance law), after you receive it (the "free look period"). When you are replacing an existing insurance product with the Contract, we will extend the free look period to at least 20 days (or longer where required by applicable state insurance law).
The entire portion of any net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount for the period we estimate or calculate your free look right to be in existence, which is generally 15 days after the Contract is mailed to you (25 days if you are replacing an existing insurance product). The Contract value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us.
For Contracts with large initial payments, we will calculate the exact date your free look right expires based on the actual date you receive the Contract.
If you choose not to retain your Contract, return it to our Annuity Service Center within the free look period. Upon written instruction, we will cancel the Contract and refund promptly the greater of (1) your purchase payment without interest, or (2) your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Fixed Account. This provision does not apply to contracts purchased by exchanging Fidelity Variable Annuity and may vary by state where required by applicable state insurance law.
INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS
At the end of the Valuation Period in which your free look period expires (by our estimation or calculation), your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.
Payments after the free look period are allocated directly to the selected investment options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Fixed Account during any one Contract Year.
(small solid bullet) TRANSFERS AMONG VARIABLE SUBACCOUNTS
You may currently transfer amounts among variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for transfers in excess of 12 per calendar year.
The request may be in terms of dollars, such as a request to transfer $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may transfer is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may transfer amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center.
(small solid bullet) TRANSACTIONS BY TELEPHONE
Fidelity Investments Life reserves the right to revise or terminate the telephone exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone exchange authorizations to eighteen per calendar year. We will not accept exchange requests via fax.
We will not be responsible for any losses resulting from unauthorized telephone reallocations if we follow reasonable procedures designed to verify the identity of the caller. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.
(small solid bullet) USE OF MARKET TIMING SERVICES
In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the Subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.
The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.
(small solid bullet) EFFECTIVE DATE OF TRANSFERS AMONG VARIABLE
SUBACCOUNTS
When you request a transfer between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. We will generally credit that amount to the new Subaccount at the same time.
However, when (1) you are making a transfer to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order and (2) the Subaccount from which the transfer is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available, then the crediting of the amount transferred to the new Subaccount may be delayed. This delay will be until the Subaccount from which the transfer is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount transferred will be uninvested.
(small solid bullet) FIXED ACCOUNT TRANSFERS
You may make transfers to and from the Fixed Account only with our consent. For certain contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time. You may currently transfer amounts from the variable Subaccounts to the Fixed Account before the Annuity Date as often as you wish (with one exception described below) without charge.
The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.
The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the amount invested in the Fixed Account. When the maximum amount is less than $1000, we permit a transfer of up to $1000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer into the Fixed Account during the 12 months following a transfer out of the Fixed Account.
When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. The maximum withdrawal amount is 25% of the amount invested in the Fixed Account. At the end of the current renewal interest guarantee period, January 31, 1999, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See THE FIXED ACCOUNT on page .
(small solid bullet) IMPORTANT
The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of Contract Value in light of market conditions and your financial objectives. Transfers after the Annuity Date are subject to different limitations. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page .
ACCUMULATION UNITS
When you allocate your purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.
We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Net Rate of Return of the Subaccount. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See NET RATE OF RETURN FOR A SUBACCOUNT on page . WITHDRAWALS
You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. Certain withdrawals, however, are subject to a penalty tax. See TAX CONSIDERATIONS on page . You may not make a partial withdrawal that, including the appropriate withdrawal charge, would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals (plus any applicable withdrawal charge) will be taken from all of your selected investment options in proportion to your Contract Value in each investment option at the time of the withdrawal.
We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See POSTPONEMENT OF PAYMENT on page .
(small solid bullet) SYSTEMATIC WITHDRAWALS
Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected investment options at the time of each withdrawal. The withdrawal charge may also apply to systematic withdrawals as set forth in the WITHDRAWAL CHARGE section on page . If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.
Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.


SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Disbursement or free look requests must include a signature guarantee if any of the following situations apply:
1. Your Contract registration has changed within the last 30 days.
2. The requested amount is more than $25,000.
3. The check is being mailed to a different address than the one on your Contract (record address).
4. The check is made payable to someone other than the Owner(s).
5. The address of record on the Contract has changed in the past 30 days and the request is for $10,000 or more.
6. The Proceeds are being wired to a Fidelity account with different Owner(s) than the annuity Contract.
7. In other circumstances where we deem it necessary for your protection (e.g. the signature does not resemble the signature we have on file).
You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
CHARGES
The following are all the charges we make under your Contract.
1. PREMIUM TAXES. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the investment options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on non-qualified contracts. Currently, there is no tax imposed on qualified premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.
2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and daily administrative charge.
(small solid bullet) ANNUAL MAINTENANCE CHARGE. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if expenses we incur increase.
We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we will deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.
(small solid bullet) DAILY ADMINISTRATIVE CHARGE. Each day, we also deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.
3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.
For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See DEATH BENEFIT on page 40.
The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.
   ADDITIONAL MORTALITY RISK CHARGE. The Company may offer the Owner the opportunity to elect a Death Benefit rider. If the Owner elects the rider, the Company will deduct a mortality charge once each quarter. The amount of the charge for each quarter will be 0.10% of the Contract Value on the date of the quarterly charge. There will be no charges made once the Annuitant reaches their 85th birthday.
4. WITHDRAWAL CHARGE. We do not assess any sales charge if you keep your Contract in force for more than five years. If you surrender your Contract within the first five Contract Years, we will reduce the amount payable to you by a withdrawal charge (i.e. a contingent deferred sales charge) to compensate us for the expenses of selling and distributing the Contracts. In addition, we will impose a withdrawal charge for sales expenses on certain partial withdrawals during the first five Contract Years. We do not assess any withdrawal charge on the death of the Owner or Annuitant. We currently assess a withdrawal charge upon annuitization if the Contract has been in existence for less than one year.
Bearing this in mind, the Contract should be viewed as a long-term investment and insurance product. You may surrender the Contract without any withdrawal charges for thirty days after notification is mailed to you of any of the following events: (1) the renewal interest rate on any portion of your Contract Value allocated to the Fixed Account decreased by more than 1% from the expiring interest rate; (2) the maintenance charge is increased above the amount shown in the Contract at issue; or (3) the maintenance charge is imposed on your Contract as a result of a change in practice.
There is no withdrawal charge if you withdraw the value of your Contract in whole or in part after five Contract Years. In addition, during the first five Contract Years, no withdrawal charge is assessed against total withdrawals in each Contract Year of an amount up to 10% of your total purchase payments as of the date of withdrawal. For this purpose, "total purchase payments" refers to all purchase payments made less any amounts previously withdrawn that were subject to a withdrawal charge.
When a partial or full withdrawal is made within the first five Contract Years, the amount of purchase payments withdrawn from your Contract Value (less any amount entitled to the 10% exception) will be subject to a withdrawal charge for sales expenses as follows:
Contract Year  Withdrawal Charge
               As Percentage of Amount of
               Purchase Payments Withdrawn

1              5%

2              4%

3              3%

4              2%

5              1%

6 and later    0%

For purposes of determining this withdrawal charge, we will consider any amount you withdraw in excess of amounts entitled to the 10% exception as a withdrawal of purchase payments until you have withdrawn an amount equal to all your payments. We will consider amounts withdrawn after an amount equal to your aggregate purchase payments have been withdrawn to be withdrawals of investment earnings and not subject to any withdrawal charge.
Additional purchase payments during the first five Contract Years will increase the dollar amount of the potential withdrawal charge by increasing the amount of payments that may be withdrawn while the withdrawal charge is in effect. Additional payments do not, however, cause the schedule of possible withdrawal charges to start over again. For example, if an additional payment is made during the fifth Contract Year and withdrawn later during that same year, it and all payments withdrawn that year will be subject to a 1% withdrawal charge. Additional payments after the fifth Contract Year will not be subject to any possible withdrawal charge.
Free withdrawals are not cumulative. For example, let us assume that you (1) make an initial purchase payment of $10,000; (2) make no withdrawals during the first Contract Year; (3) make no additional purchase payments; and (4) make a withdrawal of $1,500 in the second Contract Year. Given this example, $1,000 would be free from a withdrawal charge, but $500 would be subject to a withdrawal charge. We will waive the withdrawal charge during the free look period if (1) you purchased your Contract (a) by exchanging another annuity Contract or life insurance policy, or (b) by trustee to trustee transfer or direct rollover from an IRA or qualified plan, and (2) (a) you are exchanging the Contract for another annuity contract, or (b) you are making a trustee to trustee transfer or direct rollover of the money in a Qualified Contract to another IRA or a qualified plan.
Under certain circumstances we may waive the withdrawal charge for certain Owners who have previously exchanged out of a Fidelity Retirement Reserves Contract and have since purchased a Fidelity Retirement Reserves Contract through a 1035 exchange.
In connection with a Contract purchased after May 1, 1990 by exchanging Fidelity Variable Annuity, we will determine the withdrawal charge as if (a) the new Contract had been purchased on the date the original Contract was purchased, and (b) any additional purchase payments made under the original Contract had been made under the new Contract on the same date they were actually made under the original Contract.
Since the Contract is intended to be long-term, we expect that the withdrawal charge will not be sufficient to cover our expenses in selling the Contracts. To the extent that the withdrawal charges are not sufficient, we will pay these expenses from our general assets. These assets may include proceeds from the mortality and expense risk charge described above.
   Subject to regulatory approval, we intend to begin to eliminate the withdrawal charge during the next twelve months. Elimination would be effective on the first Contract Anniversary after the we send you notice of the change. We will send you notice on a date determined by us, but not before (1) the insurance department of the state in which the Contract was issued has approved the elimination and (2) similar approvals have been granted by substantially all other states. We will not send you notification of elimination of the withdrawal charge if you have owned your Contract for more than five years, since the withdrawal charge will have already expired.
5. TRANSFER CHARGE. On certain contracts issued after May 1, 1997 we reserve the right to charge for transfers in excess of 12 per calendar year.
6. FUNDS' EXPENSES. The expenses and charges incurred by the Funds are described in their respective prospectuses.
7. OTHER TAXES. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See FIDELITY INVESTMENTS LIFE'S TAXES on page .
   DEATH BENEFIT
   If the annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated. If the Death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of 1 and 2 below, except as described in the following sentence. Soon after approval by the insurance department of the state in which the Owner's contract was issued, and similar approvals have been granted by substantially all other states, we will offer a one-time opportunity to purchase an optional Death Benefit Rider under which the Death Benefit will be the greatest of 1, 2 and 3 below. If the rider is available when the Owner submits an application for the Contract, the Owner must choose at that time whether or not to purchase the Death Benefit rider . There will be a charge for the Death Benefit rider, as described on page 27.
   1) The purchase payments made, less any partial withdrawals and any incurred taxes.
   2) The Contract Value as of the end of the valuation periodthat proof of death is received by the Company at the Annuity Service Center.
   3) The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider is added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.
   If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company at the Annuity Service Center.
   The Owner may elect to terminate the Death Benefit rider by providing advance written notice to the Company. Termination will be effective as of the date the next charge is scheduled after the Company receives such notice at the Annuity Service Center.
REQUIRED DISTRIBUTIONS UPON DEATH
Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or
(2) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.
If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.
The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with Federal tax law.
ANNUITY DATE
When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that the company allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.
SELECTION OF ANNUITY INCOME OPTIONS
While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.
In the case of a QUALIFIED CONTRACT, you must elect an option before we make any annuity income payments. If under a NON-QUALIFIED CONTRACT you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the FIXED ACCOUNT, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the VARIABLE ACCOUNT, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under TYPES OF ANNUITY INCOME OPTIONS on page .
FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS
You may elect to have annuity income payments made on a FIXED basis, a VARIABLE basis, or a COMBINATION OF BOTH.
(small solid bullet) FIXED ANNUITY INCOME PAYMENTS
If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).
(small solid bullet) VARIABLE ANNUITY INCOME PAYMENTS
If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%, unless we also offer an alternative assumed investment return on the Annuity Date and you select that alternative.
All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Net Rate of Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Net Rate of Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Net Rate of Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Net Rate of Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.
When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.
(small solid bullet) COMBINATION FIXED AND VARIABLE ANNUITY INCOME
PAYMENTS
If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.
(small solid bullet) IMPORTANT
After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Transfers among the variable Subaccounts, however, are permitted subject to some limitations. See TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE in the Statement of Additional Information.
TYPES OF ANNUITY INCOME OPTIONS
The Contract provides for three types of annuity income options. All are available on a FIXED, VARIABLE or COMBINATION basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.
1. LIFE ANNUITY. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.
2. JOINT AND SURVIVOR ANNUITY. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, a designated second person, and during the lifetime of the survivor. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.
3. LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant.
In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.
Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.
(small solid bullet) You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.
REPORTS TO OWNERS
During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.
In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

THE FIXED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNT OPTION UNDER THE CONTRACTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED ACCOUNT OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THOSE ACTS, AND FIDELITY INVESTMENTS LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT OPTION. DISCLOSURES REGARDING THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.
FACTS ABOUT THE FIXED ACCOUNT
(small solid bullet) As noted earlier, you may allocate purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account".
(small solid bullet) Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
(small solid bullet) We guarantee that funds held in the Fixed Account will accrue interest daily at an annual rate that will never be less than 3.0% (3.5% for most Contacts issued before May 1, 1997).
(small solid bullet) When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.
When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.
(small solid bullet) For certain contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
(small solid bullet) The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See REPORTS TO OWNERS on page 32.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS
We do not intend the following discussion to be tax advice. For tax advice you should consult a tax Adviser. Although the following discussion is based on our understanding of Federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)
The following discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.
In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additonal guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.
In addition, to qualify as an annuity for Federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.
The individual situation of each Owner or Beneficiary will determine the Federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.
QUALIFIED CONTRACTS
You may use the Contract as an individual retirement annuity. Under
Section 408(b) of the Code, eligible individuals may contribute to an individual retirement annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity or IRA.
IN ADDITION, QUALIFIED CONTRACTS WILL NOT ACCEPT ANY SUBSEQUENT CONTRIBUTIONS OTHER THAN ADDITIONAL ROLLOVER CONTRIBUTIONS FROM A QUALIFIED PLAN, TAX SHELTERED ANNUITY OR IRA.
In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:
(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;
(2) the Owner's interest in the Contract cannot be forfeitable; and
(3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.
CONTRACT VALUES AND PROCEEDS
Under current law, you will not be taxed on increases in the value of your Contract until a DISTRIBUTION occurs.
(small solid bullet) A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an Annuity Income Option.
(small solid bullet) An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
(small solid bullet) Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
(small solid bullet) The taxable portion of a distribution is generally taxed as ordinary income.
(small solid bullet) TAXES ON SURRENDER OF CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN
If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.
For NON-QUALIFIED CONTRACTS, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.
For QUALIFIED CONTRACTS, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.
In addition, for BOTH QUALIFIED AND NON-QUALIFIED CONTRACTS, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.
(small solid bullet) TAXES ON PARTIAL WITHDRAWALS
Partial withdrawals under a NON-QUALIFIED CONTRACT are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time, unreduced by the withdrawal charge, exceeds your payments. Partial withdrawals under a QUALIFIED CONTRACT are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.
All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a QUALIFIED CONTRACT, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.
(small solid bullet) TAXES ON INCOME PAYMENTS
Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For QUALIFIED CONTRACTS, the cost basis is generally zero and each annuity income payment is fully taxed.
(small solid bullet) 10% PENALTY TAX ON EARLY WITHDRAWALS OR
DISTRIBUTIONS
A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:
(1) distributions made to persons on or after age 59 1/2;
(2) distributions made after death of the Owner;
(3) distributions to a recipient who has become disabled;
(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; and
(5) in the case of QUALIFIED CONTRACTS, distributions received from the rollover of the Contract into another qualified contract or IRA. (small solid bullet) OTHER TAX INFORMATION
In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.
In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions.
Penalty taxes also are imposed on aggregate distributions from specified retirement programs (including IRAs) in excess of a specified amount annually and in certain other circumstances.
We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.
FIDELITY INVESTMENTS LIFE'S TAXES
The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur Federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our Federal income taxes. We will periodically review the need for a charge to the Variable Account for company Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
OTHER CONTRACT PROVISIONS
You should also be aware of the following important provisions of your Contract.
1. OWNER. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common" or "joint ownership by husband and wife".
Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a QUALIFIED CONTRACT. A change in the Owner of a NON-QUALIFIED CONTRACT will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. If there are two Owners, both Owners must provide any written authorizations.
2. BENEFICIARY. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.
3. MISSTATEMENT OF AGE OR SEX. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated. If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.
4. ASSIGNMENT. You may assign a NON-QUALIFIED CONTRACT at any time during the lifetime of the Annuitant and before the Annuity Date. See TAX CONSIDERATIONS on page 33. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A QUALIFIED CONTRACT may not be assigned.
5. DIVIDENDS. Our variable annuity Contracts are "non-participating". This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.
SELLING THE CONTRACTS
Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., affiliates of FMR Corp., our parent company, will distribute the Contracts. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109.
We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.
AUTOMATIC DEDUCTION PLAN
Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automatic Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.
SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS (small solid bullet) REDUCTION OF CHARGES
We may reduce the annual maintenance charge and/or the withdrawal charge on Contracts offered to individuals under a sponsored arrangement. See CHARGES on page 30. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether reduced sales or administrative expenses may be expected.
Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners. Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.
(small solid bullet) REDUCTION OF MINIMUM PURCHASE PAYMENT
REQUIREMENTS
We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.
DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly dollar amount transfers from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts. Dollar cost averaging transfers are allowed from one Source Account only and are not permitted to the Fixed Account. Dollar cost averaging will not be allowed in conjunction with the Automatic Rebalance feature described in this prospectus.
These monthly transfers will take effect on the same day each month. You may select any date from the 1st to the 28th as the date of your dollar cost averaging transfers (the "Transfer Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the transfer will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until the balance in the Source Account is exhausted or you notify us to cancel dollar cost averaging for your Contract.
The minimum monthly transfer allowed to any variable Subaccount is $250.
Dollar cost averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the dollar cost averaging feature.

AUTOMATIC REBALANCING
Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These transfers will be made on the same day of each month. You may select any date from the 1st to the 28th as the date of your automatic rebalancing transfers. If the New York Stock Exchange is not open on your selected date in a particular month, the transfers will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until you notify us to cancel Automatic Rebalancing for your Contract.
Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.
(small solid bullet) You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
POSTPONEMENT OF PAYMENT
(small solid bullet) In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request. (small solid bullet) We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death.
(small solid bullet) However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.
(small solid bullet) In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.
We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.
A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.
NET RATE OF RETURN FOR A SUBACCOUNT
A Subaccount's Net Rate of Return depends on how the investments of the Subaccount perform. We determine the Net Rate of Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.
Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.
VOTING RIGHTS
We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.
If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.
Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment Advisory contract.
Under Federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
RESOLVING MATERIAL CONFLICTS
The investment portfolios of the Fidelity Funds are available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.
Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.
PERFORMANCE
Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.
(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge or a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.
(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.
(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.
(small solid bullet) Some Subaccounts may also advertise YIELD. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
(small solid bullet) The MONEY MARKET SUBACCOUNT may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND, HIGH INCOME and EMERGING MARKETS DEBT SUBACCOUNTS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Subaccount over a 30 day period.
LITIGATION
No litigation is pending that would have a material effect on us or the Variable Account.

APPENDIX A

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I
Condensed Financial Information
Money Market Subaccount

 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  15.30   15.98          4.46%          28,256,730

1996                  14.66   15.30          4.34%          33,393,564

1995                  13.99   14.66          4.82%          26,268,846

1994                  13.55   13.99          3.21%          24,546,739

1993                  13.26   13.55          2.20%          10,961,418

1992                  12.89   13.26          2.86%          8,273,590

1991                  12.27   12.89          5.03%          6,461,782

1990                  11.48   12.27          6.95%          5,020,276

1989                  10.62   11.48          8.06%          1,449,116

1988*                 10.00   10.62          6.21%          204,424

* Period from 1/05/88 to 12/31/88
High Income Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  24.89   29.00          16.53%         10,481,116

1996                  22.05   24.89          12.88%         9,856,952

1995                  18.47   22.05          19.40%         7,797,315

1994                  18.94   18.47          (2.53)%        5,106,950

1993                  15.88   18.94          19.31%         5,122,946

1992                  13.03   15.88          21.82%         2,624,011

1991                  9.73    13.03          33.92%         859,030

1990                  10.07   9.73           (3.35)%        356,960

1989                  10.63   10.07          (5.23)%        273,152

1988*                 10.00   10.63          6.26 %         69,632

* Period from 2/10/88 to 12/31/88
Equity-Income Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  31.05   39.39          26.87%         40,838,032

1996                  27.44   31.05          13.13%         43,073,117

1995                  20.52   27.44          33.75%         41,937,122

1994                  19.36   20.52          6.00%          30,415,281

1993                  16.54   19.36          17.02%         19,318,902

1992                  14.28   16.54          15.81%         8,648,323

1991                  10.98   14.28          30.14%         3,225,101

1990                  13.09   10.98          (16.14)%       1,391,751

1989                  11.27   13.09          16.17%         714,730

1988*                 10.00   11.27          12.67%         90,240

* Period from 2/10/88 to 12/31/88
Growth Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  34.97   42.76          22.29%         23,048,124

1996                  30.80   34.97          13.55%         26,772,269

1995                  22.98   30.80          34.02%         23,019,869

1994                  23.22   22.98          (1.02)%        17,470,386

1993                  19.64   23.22          18.18%         12,073,224

1992                  18.15   19.64          8.23%          8,401,957

1991                  12.60   18.15          44.06%         4,162,470

1990                  14.42   12.60          (12.62)%       1,654,455

1989                  11.08   14.42          30.09%         434,747

1988*                 10.00   11.08          10.84%         47,640

* Period from 2/10/88 to 12/31/88
Overseas Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  21.30   23.52          10.48%         10,512,524

1996                  19.00   21.30          12.08%         11,419,855

1995                  17.50   19.00          8.58%          9,560,376

1994                  17.37   17.50          0.71%          14,336,196

1993                  12.79   17.37          35.86%         8,857,429

1992                  14.47   12.79          (11.61)%       1,983,970

1991                  13.51   14.47          7.09%          1,413,997

1990                  13.89   13.51          (2.73)%        1,086,588

1989                  11.11   13.89          25.02%         160,830

1988*                 10.00   11.11          11.08%         13,527

* Period from 2/10/88 to 12/31/88
Investment Grade Bond Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  17.36   18.75          8.01%          5,524,907

1996                  16.99   17.36          2.15%          4,615,384

1995                  14.63   16.99          16.15%         3,993,107

1994                  15.35   14.63          (4.72)%        3,151,087

1993                  13.98   15.35          9.85%          3,714,356

1992                  13.24   13.98          5.59%          2,651,021

1991                  11.48   13.24          15.33%         1,860,441

1990                  10.93   11.48          5.04%          486,509

1989                  10.01   10.93          9.19%          106,584

1988*                 10.00   10.01          0.06%          270

* Period from 12/27/88 to 12/31/88
Asset Manager Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  20.76   24.80          19.49%         30,320,855

1996                  18.29   20.76          13.45%         33,062,627

1995                  15.80   18.29          15.79%         39,821,641

1994                  16.99   15.80          (7.03)%        56,621,559

1993                  14.18   16.99          19.84%         48,441,225

1992                  12.80   14.18          10.76%         22,395,511

1991                  10.55   12.80          21.33%         6,736,284

1990                  9.98    10.55          5.75%          1,376,582

1989*                 10.00   9.98           (0.23)%        223,855

* Period from 10/04/89 to 12/31/89
Index 500 Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  18.90   24.83          31.42%         28,695,264

1996                  15.54   18.90          21.59%         18,160,844

1995                  11.44   15.54          35.82%         7,333,800

1994                  11.44   11.44          0.03%          2,102,667

1993                  10.53   11.44          8.64%          1,509,615

1992*                 10.00   10.53          5.26%          637,942

* Period from 9/1/92 to 12/31/92
Asset Manager: Growth Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  14.50   17.95         23.86%          17,201,030

1996                  12.20   14.50         18.73%          12,261,937

1995*                 10.00   12.20         22.06%          4,035,434

* Period from 1/3/95 (commencement of operations) to 12/31/95
Contrafund Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997                  16.66   20.47          22.94%         57,789,065

1996                  13.87   16.66          20.09%         53,010,249

1995*                 10.00   13.87          38.68%         32,421,946

* Period from 1/3/95 (commencement of operations) to 12/31/95
Growth Opportunities Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   12.63          28.70%         21,154,834

* Period from 1/27/97 (commencement of operations) to 12/31/97
Balanced Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   11.98          21.00%         4,649,810

* Period from 1/27/97 (commencement of operations) to 12/31/97
Growth & Income Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   12.68          28.84%         18,798,233

* Period from 1/27/97 (commencement of operations) to 12/31/97
Emerging Markets Debt Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.48          4.76%          270,613

* Period from 11/24/97 (commencement of operations) to 12/31/97
Emerging Markets Equity Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.05          0.53%          176,936

* Period from 11/24/97 (commencement of operations) to 12/31/97
Global Equity Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.25          2.51%          214,479

* Period from 11/24/97 (commencement of operations) to 12/31/97
International Magnum Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   9.86           (1.45)%        126,071

* Period from 11/24/97 (commencement of operations) to 12/31/97
PBHG Growth II Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.15          1.52%          198,868

* Period from 11/24/97 (commencement of operations) to 12/31/97
Large Cap Value Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.27          2.68%          71,061

* Period from 11/24/97 (commencement of operations) to 12/31/97
Small Cap Value Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.43          4.30%          760,923

* Period from 11/24/97 (commencement of operations) to 12/31/97
Select 20 Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.42          4.18%          551,473

* Period from 11/24/97 (commencement of operations) to 12/31/97
Technology & Communications Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   9.87           (1.31)%        746,784

* Period from 11/24/97 (commencement of operations) to 12/31/97
Discovery Fund II Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   9.69           (3.06)%        69,087

* Period from 11/24/97 (commencement of operations) to 12/31/97
Growth Fund II Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.25          2.51%          139,945

* Period from 11/24/97 (commencement of operations) to 12/31/97
Opportunity Fund II Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.15          1.46%          277,353

* Period from 11/24/97 (commencement of operations) to 12/31/97
International Equity Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   9.89           (1.13)%        54,981

* Period from 11/24/97 (commencement of operations) to 12/31/97
Post-Venture Capital Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.25          2.53%          120,198

* Period from 11/24/97 (commencement of operations) to 12/31/97
Small Company Growth Subaccount
 Accumulation                 Accumulation   Percentage     Number of
 Unit Value at                Unit Value at  Increase       Accumulation
 Beginning of Period          End of Period  or (Decrease)  Units at End of
                                             During Period  Period

1997*                 10.00   10.19          1.90%          596,845

* Period from 11/24/97 (commencement of operations) to 12/31/97

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.
Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.
The financial statements of the Variable Account appear in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF ADDITIONAL INFORMATION

Accumulation Units

Fixed Annuity Income Payments

Variable Annuity Income Payments

Hypothetical Illustrations of Annuity Income Payouts

General Information

Performance

Transfers Among Subaccounts After the Annuity Date

Unavailability of Annuity Income Options in Certain Circumstances

IRS Required Distributions

Safekeeping of Variable Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements


THIS PAGE INTENTIONALLY LEFT BLANK

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
   MARCH 20, 1999

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You
may obtain a copy of the Prospectus dated    March 20, 1999    ,
without charge by calling 800-544-2442   , or by accessing the SEC
internet website at (http://www.sec.gov)    .

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS                                                  PAGE

Accumulation Units                                                 46

Fixed Annuity Income Payments                                      46

Variable Annuity Income Payments                                   46

Hypothetical Illustrations of Annuity Income Payouts               48

General Information                                                52

Performance                                                        52

Transfers Among Subaccounts After the Annuity Date                 59

Unavailability of Annuity Income Options in Certain Circumstances  59

IRS Required Distributions                                         59

Safekeeping of Variable Account Assets                             59

Distribution of the Contracts                                      59

State Regulation                                                   59

Legal Matters                                                      59

Registration Statement                                             59






ACCUMULATION UNITS
We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.
For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next. Each variable Subaccount has a Net Investment Factor (also referred to as the "Net Rate of Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:
(a) Is the value of the assets at the end of the preceding Valuation
Period;
(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;
(c) Is the sum of:
(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus
(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual
rate of        0.80%   .
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
FIXED ANNUITY INCOME PAYMENTS
The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:
(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and
(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.
Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.
VARIABLE ANNUITY INCOME PAYMENTS
If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.
The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the prospectus) depends upon the Net Investment Factor for the subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.
To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the subaccounts that are selected. Using an Assumed Investment Rate of 3.5%, the initial monthly income amount is $282.86. The investment selection is 50% in Portfolio A and 50% in Portfolio B.
At Annuitization                              Portfolio A  Portfolio B

(a)  Initial Monthly Annuity Income Payment   $ 141.43     $ 141.43

(b)  Annuity Unit Value                         1.23456      1.32465

(c)  Income in Units                            114.559      106.768

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative - rather you need to look at:
               # Annuity  X    Annuity     =   Annuity
               Units           Unit Value      Income
                               Payment

Portfolio A    114.559         1.23456         141.43

Portfolio B    106.768         1.32465         141.43

                                              $ 282.86

Assume that during the next month, the investment results for each subaccount are:
                                      Portfolio A  Portfolio B

(d)  Actual Net Investment Results    .4074%       .1652%

(e)  Assumed Investment Results       .2871%       .2871%

(f)  Relative Performance Factor      1.00120      .99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (1% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. (The formula for calculating the Relative Performance Factor is 1+ (d) divided by 1 + (e)).
Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.
The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).
                                      Portfolio A  Portfolio B

(b)  Annuity Unit Value (prior)       1.23456      1.32465

(f)  Relative Performance Factor      1.00120      .99878

(g)  Annuity Unit Value (current)     1.23604      1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.
                                     Portfolio A  Portfolio B

(c)  Monthly Income in Units         114.559      106.768

(g)  Annuity Unit Value (current)    1.23604      1.32303

(h)  Monthly Income (in dollars)    $ 141.60     $ 141.26

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income payment would be the sum for each Subaccount, or $282.86.
To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:
                                     Portfolio A  Portfolio B

(i)  Actual Net Investment Results   15.50%       -13.00%

(e)  Assumed Investment Results      .2871%       .2871%

(j)  Relative Performance Factor     1.15169      .86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):
                                    Portfolio A  Portfolio B

(g)  Annuity Unit Value (prior)     1.23604      1.32303

(j)  Relative Performance Factor    1.15169      .86751

(k)  Annuity Unit Value (current)   1.42353      1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:
                                    Portfolio A  Portfolio B

(c)  Income in Units                114.559      106.768

(k)  Annuity Unit Value (current)   1.42353      1.14774

(h)  Monthly Income (in dollars)   $ 163.08     $ 122.54

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be the sum for each subaccount, or $285.62.
An illustration of annuity income payments under various rates appears in the tables on pages 6 and 7. The monthly equivalents of the annual net returns of -1.75%, 3.50%, 4.14%, 6.11%, 8.07% and 10.04% shown in the tables are - 0.15%, 0.29%, 0.34%, 0.50%, 0.65% and 0.80%.
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of 0%, 5.35%, 6%, 8%, 10% and 12%. The values would be different from those shown if the returns averaged 0%, 5.35%, 6%, 8%, 10% or 12% but fluctuated over and under those averages throughout the years.
The tables reflect the fact that the Net Investment Return on the assets held in the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.96% of the average daily net assets of the selected portfolios. This 0.96% figure consists of assumed management fees of 0.60% and assumed operating expenses of 0.36%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0.96%, will vary from year to year, and will depend on how you allocate your investment base. See the current prospectuses for the Funds for more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."
The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and administrative charges and the assumed 0.96% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.76%.
Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the net investment return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.
These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.
ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)
ANNUITANT: John Doe GROSS AMOUNT OF CONTRACT VALUE APPLIED:$50,000 DATE OF BIRTH: 3/1/33 STATE PREMIUM TAX: 0%
SEX: Male DATE OF ILLUSTRATION: 3/1/98
ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:          Monthly payments with first payment the
                          first of the month after annuitization
FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.85. ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50% MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, NO MINIMUM DOLLAR AMOUNT IS GUARANTEED


                         AMOUNT OF FIRST MONTHLY ANNUITY INCOME
                         PAYMENT IN YEAR SHOWN ASSUMING A CONSTANT
                         ANNUAL INVESTMENT RETURN OF:
                        Gross:     0%    5.35%   6%     8%     10%     12%

PAYMENT  CALENDAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%
YEAR     YEAR


1        1998      65             283     283    283    283    283    283

2        1999      66             269     283    285    290    295    301

3        2000      67             255     283    286    297    308    320

4        2001      68             242     283    288    305    322    340

5        2002      69             230     283    290    312    336    361

10       2007      74             177     283    299    354    417    491

15       2012      79             136     283    308    401    518    667

20       2017      84             105     283    318    454    643    906

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND
ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED.
THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN
IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE
OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME
(TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE
OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the
Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.
ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)
ANNUITANT: John Doe GROSS AMOUNT OF CONTRACT VALUE APPLIED: $50,000
DATE OF BIRTH: 3/1/33 STATE PREMIUM TAX: 0%
SEX: Male DATE OF ILLUSTRATION: 3/1/98
ANNUITY OPTION SELECTED: Lifetime Income with annuity income payment guaranteed for 10 years(1)
FREQUENCY OF ANNUITY     Monthly payments with first payment the first of
INCOME PAYMENTS:         the month after annuitization
FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.85.
ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50% MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT
WILL NEVER BE LESS THAN $155.93. THE MONTHLY GUARANTEED PAYMENT OF $311.85 IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE FIXED
ANNUITY OPTION.


AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN ASSUMING
A CONSTANT ANNUAL INVESTMENT RETURN OF:
                        Gross:     0%    5.35%   6%     8%     10%    12%
PAYMENT  CALENDAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%
YEAR     YEAR


1        1998      65              297    297    297    297    297    297

2        1999      66              290    297    298    301    304    306

3        2000      67              283    297    299    305    310    316

4        2001      68              277    297    300    308    317    326

5        2002      69              271    297    301    312    324    337

10       2007      74              244    297    305    333    365    401

15       2012      79              224    297    310    356    415    489

20       2017      84              209    297    315    383    477    609

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.

GENERAL INFORMATION

We may advertise quotes of Contract Owners discussing Fidelity Retirement Reserves or services provided by Fidelity Investments Life. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assume a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.
From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.
We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:
(solid bullet) compare the differences between tax deferred and taxable investments;
(solid bullet) discuss factors to consider when purchasing the contract;
(solid bullet) discuss the effects of probate when transferring the contract to heirs;
(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;
(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
(solid bullet) illustrate and compare the effects additional payments have on a contract;
(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
(solid bullet) assist policyholders with inquiries regarding their annuity.
This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.
You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035
of the Internal Revenue    Code. Investments by the Subaccounts in
securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.
The following tables below provide performance results for each Subaccount through 12/31/97. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance. Total Return
Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.
Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was surrendered December 31, 1997. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge of 0.80% (1% on an annual basis prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual total return if you do not surrender the Contract and the third column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract. Table 1: Average Annual Total Return for Period Ending on 12/31/97
(a) One Year Average Annual Total Return For Contracts Issued on
December 31, 1996

Fidelity                 Return       Return          Return
                         If Contract  If Contract     If Contract
                         Surrendered  Continued and   Continued and
                                      Maintenance     Maintenance
                                      Charge Applied  Charge Not
                                                      Applicable

Asset Manager             14.47%       19.47%          19.49%

Money Market              (0.28)%      4.44%           4.46%

Investment Grade Bond     3.09%        7.99%           8.01%

Equity-Income             21.85%       26.85%          26.87%

Growth                    17.27%       22.27%          22.29%

High Income               11.51%       16.51%          16.53%

Overseas                  5.46%        10.46%          10.48%

Index 500                 26.40%       31.40%          31.42%

Asset Manager: Growth     18.84%       23.84%          23.86%

Contrafund                17.92%       22.92%          22.94%

Growth opportunities      23.68%       28.68%          28.70%

Balanced                  15.98%       20.98%          21.00%

Growth & Income           23.82%       28.82%          28.84%

Strong

Discovery Fund II         5.01%        10.01%          10.03%

Opportunity Fund II       19.21%       24.21%          24.23%

Growth Fund II            23.50%       28.50%          28.52%

Warburg Pincus

International Equity      (7.56)%      (3.22)%         (3.20)%

Small Company Growth      9.61%        14.61%          14.63%

Post-Venture Capital      7.23%        12.23%          12.25%

Morgan Stanley

Emerging Markets Equity   (4.67)%      (0.18)%         (0.16)%


(b) Average Annual Total Return If Contract Issued at Commencement of
Portfolio

Subaccount              Portfolio's  Return       Return         Return
                        Start Date   If Contract  If Contract    If Contract
                                     Surrendered  Continued and  Continued and
                                                  Maintenance    Maintenance
                                                  Charge         Charge Not
                                                  Applied        Applicable

Fidelity

Money Market            4/1/82        5.73%        5.73%          5.83%

High Income             9/19/85       11.25%       11.25%         11.33%

Equity-Income           10/9/86       13.45%       13.45%         13.52%

Growth                  10/9/86       14.34%       14.34%         14.41%

Asset Manager           9/6/89        11.57%       11.57%         11.61%

Investment Grade        12/5/88       7.17%        7.17%          7.21%
Bond

Overseas                1/28/87       7.07%        7.07%          7.14%

Index 500               8/27/92       18.65%       18.65%         18.68%

Asset Manager:          1/3/95        20.83%       21.51%         21.53%
Growth

Contrafund              1/3/95        26.26%       26.89%         26.91%

Growth                  1/3/95        24.90%       25.54%         25.57%
Opportunities

Balanced                1/3/95        13.35%       14.12%         14.14%

Growth & Income         12/30/96      23.46%       27.45%         27.47%

Strong

Discovery Fund II       5/8/92        10.93%       10.93%         10.95%

Growth Fund II          12/31/96      24.50%       28.50%         28.52%

Opportunity Fund II     5/8/92        18.83%       18.83%         18.86%

Warburg Pincus

International l Equity  6/30/95       3.67%        4.79%          4.81%

Post-Venture Capital    9/30/96       4.20%        7.32%          7.34%

Small Company           6/30/95       19.93%       20.84%         20.86%
Growth

PBHG

Select 20               9/26/97      N/A          N/A            N/A

Growth II               5/1/97       N/A          N/A            N/A

Large Cap Value         10/29/97     N/A          N/A            N/A

Small Cap Value         10/29/97     N/A          N/A            N/A

Technology &            5/1/97       N/A          N/A            N/A
Communications

Morgan Stanley

Emerging Markets        6/16/97      N/A          N/A            N/A
Debt

Emerging Markets        10/1//96      (4.80)%      (1.97)%        (1.95)%
Equity

Global Equity           1/2/97       N/A          N/A            N/A

International           1/2/97       N/A          N/A            N/A
Magnum


(c) Five Year Average Annual Total Return If Contract Issued on
December 31, 1993
                       If Contract  Return          Return
                       Surrendered  If Contract     If Contract
                                    Continued and   Continued and
                                    Maintenance     Maintenance
                                    Charge Applied  Charge Not
                                                    Applicable

Fidelity

Asset Manager           11.67%       11.79%          11.82%

Money Market            3.60%        3.77%           3.80%

Investment Grade Bond   5.86%        6.02%           6.05%

Equity-Income           18.82%       18.91%          18.94%

Growth                  16.70%       16.80%          16.82%

High Income             12.65%       12.77%          12.80%

Overseas                12.82%       12.93%          12.96%

Index 500               18.59%       18.68%          18.71%

Strong

Discovery Fund II       10.56%       10.68%          10.71%

Opportunity Fund II     18.00%       18.09%          18.12%

(d) Ten Year Average Annual Total For Contracts Issued on December 31,
1987
               If Contract  Return          Return
               Surrendered  If Contract     If Contract
                            Continued and   Continued and
                            Maintenance     Maintenance
                            Charge Applied  Charge Not
                                            Applicable

Money Market    4.75%        4.75%           4.80%

High Income     11.62%       11.62%          11.68%

Equity-Income   15.49%       15.49%          15.55%

Growth          15.95%       15.95%          16.00%

Overseas        8.46%        8.46%           8.52%

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts for from the date the Portfolios began operations, and assuming that the Contract was surrendered December 31, 1997. For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The returns reflect the risk and administrative charge 0.80%on an annual basis (1% prior to November 1, 1997) and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The first column shows the cumulative total return if you surrender the Contract at the end of the period, the second column shows the cumulative total return if you do not surrender the Contract and the third column shows the cumulative total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.
Table 2: Cumulative Total Return For Periods Beginning at Commencement of Portfolios and Ending on 12/31/97

Subaccount             Portfolio's  Return       Return          Return
                       Start Date   If Contract  If Contract     If Contract
                                    Surrendered  Continued and   Continued and
                                                 Maintenance     Maintenance
                                                 Charge Applied  Charge Not
                                                                 Applicable

Fidelity

Asset Manager          9/6/89        148.80%      148.80%         149.52%

Investment Grade       12/5/88       87.50%       87.50%          88.20%
Bond

High Income            9/19/85       270.88%      270.88%         274.02%

Overseas               1/28/87       111.05%      111.05%         112.47%

Index 500              8/27/92       149.57%      149.57%         149.88%

Growth Opportunities   1/3/95        94.62%       97.62%          97.73%

Balanced               1/3/95        45.52%       48.52%          48.61%

Equity Income          10/9/86       312.82%      312.82%         315.66%

Growth                 10/9/86       350.74%      350.74%         353.79%

Contrafund             1/3/95        101.02%      104.02%         104.13%

Asset Manager: Growth  1/3/95        76.21%       79.21%          79.31%

Growth & Income        12/30/9       23.53%       27.53%          27.55%


Morgan Stanley

Emerging Markets      6/16/97           (5.12)%   (0.12)%   (0.10%)
Debt

Emerging Markets      10/1/96           (6.46)%   (2.46)%   (2.43)%
Equity

Global Equity         1/2/97            19.25%    24.25%    24.27%

International Magnum  1/2/97            2.45%     7.45%     7.47%

PBHG

Growth II             5/1/97            1.80%     6.80%     6.81%

Large Cap Value       10/29/97          (0.93)%   4.07%     4.07%

Small Cap Value       10/2   9    /97   (0.43)%   4.57%     4.57%

Technology &          5/1/97            (1.59)%   3.41%     3.42%
Communications

Select 20             9/2   6    /97    (4.95)%   0.05%     0.06%

Strong

Discovery Fund II     5/8/92            79.69%    79.69%    79.95%

Growth Fund II        12/31/96          24.50%    28.50%    28.52%

Opportunity Fund II   5/8/92            165.15%   165.15%   165.50%

Warburg Pincus

International Equity  6/30/95           9.45%     12.45%    12.51%

Post-Venture Capital  9/30/96           5.25%     9.25%     9.28%

Small Company         6/30/95           57.71%    60.71%    60.79%
Growth

(c) Cumulative Total Return For Five Year Period From 12/31/92 Through
12/31/97
Subaccount             Return       Return          Return
                       If Contract  If Contract     If Contract
                       Surrendered  Continued and   Continued and
                                    Maintenance     Maintenance
                                    Charge Applied  Charge Not
                                                    Applicable

Asset Manager           73.68%       74.68%          74.88%

Money Market            19.36%       20.36%          20.51%

Investment Grade Bond   32.97%       33.97%          34.14%

Equity-Income           136.86%      137.86%         138.13%

Growth                  116.44%      117.44%         117.68%

High Income             81.44%       82.44%          82.65%

Overseas                82.75%       83.75%          83.96%

Index 500               134.60%      135.60%         135.86%

Strong

Discovery Fund II     6   5    .1   6    %   66.16%    66.35%

Opportunity Fund II   128.76%                129.76%   130.02%

(d) Cumulative Total Return For Ten Year Period From 12/31/87 Through
12/31/97
               Return       Return          Return
               If Contract  If Contract     If Contract
               Surrendered  Continued and   Continued and
                            Maintenance     Maintenance
                            Charge Applied  Charge Not
                                            Applicable

Money Market    59.11%       59.11%          59.95%

High Income     200.47%      200.47%         202.01%

Equity-Income   322.73%      322.73%         324.79%

Growth          339.74%      339.74%         341.86%

Overseas        125.50%      125.50%         126.66%

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.
Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7 day period ending on 12/31/97, the Money Market Subaccount had a current yield of 4.71% and an effective yield of 4.82%. For Contracts on which there is currently no maintenance charge, the current yield would be 4.73% and the effective yield would be 4.84%.
A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period. The 30 day yield for the period ending on 12/31/97 was 4.95% for the Investment Grade Bond Subaccount, 7.55% for the High Income Subaccount and 9.15% for the Emerging Markets Debt Subaccount. For Contracts on which there is no maintenance charge, the 30 day yield would be 4.97% for the Investment Grade Bond Subaccount, 7.57% for the High Income Subaccount and 9.17% for the Emerging Markets Debt Subaccount.
TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE
After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The transfer shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such a transfer, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.
UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES
We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.
IRS REQUIRED DISTRIBUTIONS
If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.
If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.
The Beneficiaries or second Owners' entire interest is payable over the Beneficiary's or second Owners lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the Surviving Spouse of the deceased Owner, in which case the Spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the owner's spouse is the beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.
If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees. DISTRIBUTION OF THE CONTRACTS
As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.
STATE REGULATION
Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of FILI. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to Federal securities laws.
REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.




PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
  a) There are no financial statements associated with this filing. There are no financial statements included in Part A, other than
Accumulation Unit Values.
   b)  Exhibits
  (1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)
  (2)  Not Applicable.
  (3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note
1)
   (b)  Commission Schedule.  (Note 1)
  (4) (a)  Specimen Variable Annuity Contract.  (Note 1)
   (b)  Specimen Variable Annuity Contract for Use with Sponsored
Arrangements.
    (Note 1)
   (c)  Endorsement for Qualified Contracts.  (Note 1)
  (5) (a)  Application for Variable Annuity Contract.  (Note 1)
   (b)  Application for Variable Annuity Contract for Use
       with Sponsored Arrangements.  (Note 1)
  (6)  (i)   Articles of Domestication of Fidelity Investments Life.
(Note 1)
        (ii)  Revised Bylaws of Fidelity Investments Life.  (Note 1)
C-1
  (7)   Not Applicable.
  (8) Not Applicable
  (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
   (Note 5 ).
  (10)  Not Applicable.
  (11)  Not Applicable.
  (12)  Not Applicable.
  (13)  Performance Advertising Calculations  (Note 1)
  (14)   (a) Form of Participation Agreement between Fidelity
Investments Life and Variable    Insurance Products Fund.   (Note 1)
    (b) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund II.  (Note 1)
`
    (c) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund III.  (Note 1)
     (d) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)
    (e) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)
`
    (f) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 3)

    (g) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus
Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc.
(Note 3)
  (15)  Powers of Attorney
   Powers of Attorney  (Note 2)
   Power of Attorney for Stephen P. Jonas and David C. Weinstein (Note
5)

(Note 1) Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement filed electronically on April 27, 1997.
 (Note 2) Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.
 (Note 3) Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.
 (Note 4) Incorporated by reference to Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 28, 1998
 (Note 5)   Filed herein
C-3

Item 25.  Directors and Officers of the Depositor
   The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life
  EDWARD C. JOHNSON 3d, Director and Chairman of the Board
  J. GARY BURKHEAD, Director
  JAMES C. CURVEY, Director
  JOHN J. REMONDI, Director
  RODNEY R. ROHDA, Director and Chairman
  STEPHEN P. JONAS, Director
  DAVID C. WEINSTEIN, Director
Executive Officers Who Are Not Directors
   Executive officers of Fidelity Investments Life who are not directors are as follows:
  JOSEPH L. KURTZER, JR.,  Treasurer
  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and
Secretary
  MELANIE CALZETTI-SPAHR, Executive Vice President, Operations
 The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.
C-4
Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.
See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.
Item 27.  Number of Contract Owners.
   On December 31, 1997, there were 5,036 Qualified Contracts and 93,380 Non-qualified Contracts.
Item 28.  Indemnification
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.
There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.
Utah law (Revised Business Corporation Act (sub-section)16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:
C-5
INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS
Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.
The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan. Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.
The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.
The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
C-6
Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal      Positions and Offices with Underwriter
Business Address
Roger T. Servison       Director
Robert P. Mazzarella    Director and President
Rodney R. Rohda         Director
Edward L. McCartney     Executive Vice President
J. Peter Benzie         Executive Vice President
Bruce MacAlpine         Vice President
Kenneth Klipper         Treasurer
Gary Greenstein         Assistant Treasurer
Jeffrey R. Larsen       Legal Counsel & Clerk
Linda Holland           Compliance Officer
Richard Blades          Compliance Registered Options Principal
Jay Freedman            Assistant Clerk
 (c) Commissions and other compensation received by principal underwriter.
See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
C-7

Item 30.  Location of Accounts and Records
  The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.
Item 31.  Management Services
  Not applicable
Item 32.  Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company
C-8